Supplemental Equity and Comprehensive Income Information	12 Months Ended
Dec. 31, 2012
Supplemental Equity and Comprehensive Income Information
Supplemental Equity and Comprehensive Income Information

NOTE 5. Supplemental Equity and Comprehensive Income Information

Common stock ($.01 par value per share) of 3.0 billion shares is authorized, with 944,033,056 shares issued. Treasury stock is reported at cost, with 256,941,406 shares at December 31, 2012, 249,063,015 shares at December 31, 2011, and 232,055,448 shares at December 31, 2010. Preferred stock, without par value, of 10 million shares is authorized but unissued.

Changes in Accumulated Other Comprehensive Income (Loss) Attributable to 3M by Component

(Millions)	Cumulative Translation Adjustment	Defined Benefit Pension and Postretirement Plans Adjustment	Debt and Equity Securities, Unrealized Gain (Loss)	Cash Flow Hedging Instruments, Unrealized Gain (Loss)	Total Accumulated Other Comprehen-sive Income (Loss)
Balance at December 31, 2009, net of tax	$122	$(3,831)	$(9)	$(36)	$(3,754)
Other comprehensive income (loss),
before tax:
Amounts before reclassifications	213	(374)	5	(9)	(165)
Amounts reclassified out	―	306	―	15	321
Total other comprehensive income (loss),
before tax	213	(68)	5	6	156
Tax effect	(8)	28	(2)	(2)	16
Total other comprehensive income (loss),
net of tax	205	(40)	3	4	172
Purchase of subsidiary shares, net of tax	47	(8)	―	―	39
Balance at December 31, 2010, net of tax	$374	$(3,879)	$(6)	$(32)	$(3,543)

Other comprehensive income (loss),
before tax:
Amounts before reclassifications	(253)	(2,452)	(10)	(50)	(2,765)
Amounts reclassified out	―	475	10	134	619
Total other comprehensive income (loss),
before tax	(253)	(1,977)	―	84	(2,146)
Tax effect	(7)	701	―	(30)	664
Total other comprehensive income (loss),
net of tax	(260)	(1,276)	―	54	(1,482)
Balance at December 31, 2011, net of tax	$114	$(5,155)	$(6)	$22	$(5,025)

Other comprehensive income (loss),
before tax:
Amounts before reclassifications	133	(204)	6	(10)	(75)
Amounts reclassified out	―	615	―	(59)	556
Total other comprehensive income (loss),
before tax	133	411	6	(69)	481
Tax effect	(17)	(211)	(2)	24	(206)
Total other comprehensive income (loss),
net of tax	116	200	4	(45)	275
Balance at December 31, 2012, net of tax	$230	$(4,955)	$(2)	$(23)	$(4,750)

Income taxes are not provided for foreign translation relating to permanent investments in international subsidiaries, but tax effects within cumulative translation does include impacts from items such as net investment hedge transactions. Reclassification adjustments are made to avoid double counting in comprehensive income items that are also recorded as part of net income.

Reclassifications out of Accumulated Other Comprehensive Income Attributable to 3M

		Amount Reclassified from
(Millions)		Accumulated Other Comprehensive Income				Location on Income Statement
Details about Accumulated Other Comprehensive Income Components	Year ended December 31, 2012		Year ended December 31, 2011	Year ended December 31, 2010
Gains (losses) associated with, defined benefit pension and postretirement plans amortization
Transition asset		$1	$2		$(1)	See Note 10
Prior service benefit		84	75		85	See Note 10
Net actuarial loss		(700)	(552)		(390)	See Note 10
Total before tax		(615)	(475)		(306)
Tax effect		219	168		109	Provision for income taxes
Net of tax		$(396)	$(307)		$(197)

Debt and equity security gains (losses)
Sales or impairments of securities	$	―	$(10)	$	―	Selling, general and administrative expenses
Total before tax		―	(10)		―
Tax effect		―	4		―	Provision for income taxes
Net of tax	$	―	$(6)	$	―

Cash flow hedging instruments gains (losses)
Foreign currency forward/option contracts		$41	$(87)		$(39)	Cost of sales
Foreign currency forward contracts		29	(41)		33	Interest expense
Commodity price swap contracts		(10)	(6)		(9)	Cost of sales
Interest rate swap contracts		(1)	―		―	Interest expense
Total before tax		59	(134)		(15)
Tax effect		(21)	48		6	Provision for income taxes
Net of tax		$38	$(86)		$(9)
Total reclassifications for the period, net of tax		$(358)	$(399)		$(206)

Purchase and Sale of Subsidiary Shares and Transfers of Ownership Interests Involving Non-Wholly Owned Subsidiaries

As discussed in Note 2, in early March 2011, 3M acquired a controlling interest in Winterthur Technologie AG (Winterthur), making Winterthur a consolidated subsidiary as of that business acquisition date. Subsequent to this business acquisition date, 3M purchased additional outstanding shares of its Winterthur subsidiary increasing 3M's ownership interest from approximately 86 percent as of the business acquisition date to 100 percent as of December 31, 2011. The $57 million of cash paid in 2011 as a result of these additional purchases of Winterthur shares was classified as other financing activity in the consolidated statement of cash flows. These additional purchases did not result in a material transfer from noncontrolling interest to 3M Company shareholders' equity. In addition, during 2011, 3M sold a noncontrolling interest in a newly formed subsidiary for an immaterial amount, which was also classified as other financing activity in the consolidated statement of cash flows.

During the second half of 2009 and the first half of 2010, 3M effected a purchase of subsidiary shares and transfers of ownership interests to align activities in Japan and to simplify the Company's ownership structure. As a result of these activities, beginning in June 2010 the Company has a wholly owned subsidiary in the region in addition to its majority owned Sumitomo 3M Limited entity (Sumitomo 3M). Because the Company retained its controlling interest in the subsidiaries involved, these activities resulted in changes to 3M Company shareholders' equity and noncontrolling interest. These activities included the following:

  During the second half of 2009, a wholly owned subsidiary that, in turn, owned a portion of the Company's majority owned Sumitomo 3M, was transferred to another subsidiary (referred to herein as 3M HC) that was majority, rather than wholly, owned. Sumitomo 3M also owned a portion of 3M HC. As a result of the transaction, 3M's effective ownership in Sumitomo 3M was reduced from 75 percent to 71.5 percent. The transfer resulted in a decrease in 3M Company shareholders' equity and an increase in noncontrolling interest of $81 million in the second half of 2009.

  During the first quarter of 2010, majority owned 3M HC which, as a result of the transfer above owned a portion of the Company's majority owned Sumitomo 3M, transferred this interest to Sumitomo 3M. In addition, Sumitomo 3M purchased a portion of its shares held by its noncontrolling interest, Sumitomo Electric Industries, Ltd. (SEI), by paying cash of 5.8 billion Japanese Yen and entering into a note payable to SEI of 17.4 billion Japanese Yen (approximately $63 million and $188 million, respectively, based on applicable exchange rates at that time). As a result of these transactions, 3M's effective ownership in Sumitomo 3M was increased from 71.5 percent to 75 percent. The cash paid as a result of the purchase of Sumitomo 3M shares from SEI was classified as other financing activity in the consolidated statement of cash flows. The remainder of the purchase financed by the note payable to SEI was considered non-cash financing activity in the first quarter of 2010. These transactions resulted in an increase in 3M Company shareholders' equity of $22 million and a decrease in noncontrolling interest of $278 million in the first quarter of 2010.

  During the second quarter of 2010, majority owned Sumitomo 3M transferred its interest in 3M HC to 3M HC. As a result of this transaction, 3M HC became wholly owned by the Company. The transfer resulted in an increase in 3M Company shareholders' equity and a decrease in noncontrolling interest of $24 million in the second quarter of 2010.

3M also acquired the remaining noncontrolling interest of a previously majority owned subsidiary for an immaterial amount during the first half of 2010. In addition, as discussed in Note 2, in October 2010 3M acquired a controlling interest in Cogent Inc. via a tender offer and in December 2010 completed a second-step merger for the same amount per outstanding share as the tender offer, thereby acquiring the remaining noncontrolling interest in Cogent Inc. The resulting October 2010 increase and December 2010 decrease in noncontrolling interest associated with the Cogent Inc. transactions are presented netting to zero with respect to the amount impacting noncontrolling interest in the consolidated statement of changes in equity. However, the December 2010 transaction resulted in an immaterial transfer from noncontrolling interest to 3M Company shareholders' equity.

The following table summarizes the effects of the 2010 transactions on equity attributable to 3M Company shareholders.

(Millions)	2010
Net income attributable to 3M	$4,085
Transfers from noncontrolling interest	43
Change in 3M Company shareholders’ equity from net income attributable to 3M and
transfers from noncontrolling interest	$4,128